OTHER FINANCIAL LIABILITIES - Schedule of hedging instruments (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Other Financial Liabilities [Line Items]
Derivative term	12 months
Interest rate swaps | Fair value hedges
Other Financial Liabilities [Line Items]
Hedging instrument, assets	$ 4,676		$ 0
Fuel options | Fair value hedges
Other Financial Liabilities [Line Items]
Hedging instrument, assets | €		€ 7,747		€ 22,136
Foreign currency derivative | Fair value hedges
Other Financial Liabilities [Line Items]
Hedging instrument, assets	$ 3,142
Hedging instrument, liabilities			$ (1,544)